Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2012
Accrued Warranty Expenses

(19) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2010, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥2,811	2,802	1,754
Acquisition of Verigy	—	—	209
Addition	3,364	2,653	3,432
Reduction	(3,372)	(3,693)	(3,269)
Translation adjustments	(1)	(8)	3

Balance at end of year	¥2,802	1,754	2,129